Intangible assets and goodwill (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Jun. 30, 2024
Intangible assets with finite life
Software and license	€ 1,938	€ 473
Development cost under construction	315
Intangible assets with indefinite life
Trademark	15,585	15,585
Goodwill	138,892	138,892
Total intangible assets and goodwill	€ 156,731	€ 154,951